Segment Information (Schedule of Segment Asset Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Segment Reporting, Other Significant Reconciling Item [Line Items]
Capital expenditure	$ 551	$ 507	$ 878
Depreciation and amortization	1,755	1,973	2,114
Injection Molded Plastic Parts [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Identifiable assets	73,209	66,741	71,615
Capital expenditure	269	251	711
Depreciation and amortization	1,540	1,754	1,849
Electronic Products [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Identifiable assets	34,651	28,638	28,554
Capital expenditure	282	256	167
Depreciation and amortization	215	219	265
Segment Total [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Identifiable assets	107,860	95,379	100,169
Capital expenditure	551	507	878
Depreciation and amortization	$ 1,755	$ 1,973	$ 2,114